Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	Welltower Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8923
Entity Tax Identification Number	34-1096634
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	419
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value per share
Trading Symbol	WELL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000766704
Amendment Flag	false